Document And Entity Information	Dec. 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 02, 2024
Entity Registrant Name	Perdoceo Education Corporation
Entity Central Index Key	0001046568
Entity Emerging Growth Company	false
Entity File Number	0-23245
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3932190
Entity Address, Address Line One	1750 E. Golf Road
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	847
Local Phone Number	781-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PRDO
Security Exchange Name	NASDAQ
Amendment Description	As previously disclosed by Perdoceo Education Corporation, a Delaware corporation (the “Company”) on December 2, 2024 (the “Closing Date”), the Company completed its previously announced acquisition of University of St. Augustine Parent Corp., a Delaware corporation (“USAPC”), pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) with Lighthouse Merger Sub, Inc., a Delaware corporation and a wholly-owned direct subsidiary of the Company (“Merger Sub”), USAPC, and APH GP LP, an Ontario limited partnership, solely in its capacity as seller representative. USAPC is the 100% indirect owner of University of St. Augustine for Health Sciences, LLC. Pursuant to the terms of the Merger Agreement, on the Closing Date, Merger Sub merged with and into USAPC (the “Merger”), with USAPC surviving the Merger as a wholly-owned direct subsidiary of the Company. The Company paid an aggregate cash purchase price of $137.8 million, which is subject to customary post-closing adjustments and escrow arrangements. On December 2, 2024, the Company filed a Current Report on Form 8-K (the “Initial Form 8-K”) with the Securities and Exchange Commission (the “SEC”) disclosing that it had consummated the Merger and that the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b) of Current Report on Form 8-K would be filed by amendment. This Amendment No. 1 to Current Report on Form 8-K (this “Amended Form 8-K”) amends the Initial Form 8-K to provide the required financial statements and pro forma financial information. This Amended Form 8-K should be read in conjunction with the Initial Form 8-K and the Company’s other filings with the SEC. Except as stated herein, this Amended Form 8-K does not reflect events occurring after the filing of the Initial Form 8-K with the SEC on December 2, 2024 and no attempt has been made in this Amended Form 8-K to modify or update other disclosures as presented in the Initial Form 8-K.